Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
ATI 401(K) SAVINGS PLAN
EIN: 25-1792394 Plan: 022
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
December 31, 2025

Description	Current Value
Participant loans* (4.25% to 9.50%, with maturities through 2040)	$20,694,961
Registered investment companies - Self-directed accounts	12,160,336

* Party-in-interest